WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP May 16, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.07
Exercise Price of Warrants (in Dollars per Share)	$ 0.07
Term of Warrants (years)	5 years
Computed Volatility	145.00%
Annual Dividends	0.00%
Discount Rate	0.75%
Tangiers Investors, LP [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.07
Exercise Price of Warrants (in Dollars per Share)	$ 0.07
Term of Warrants (years)	5 years
Computed Volatility	145.00%
Annual Dividends	0.00%
Discount Rate	0.75%